Exhibit 99.1

Navient Student Loan Trust 2015-2

Monthly Servicing Report

Distribution Date 12/26/2018

Collection Period 11/01/2018 - 11/30/2018

Navient Funding, LLC - Depositor

Navient Solutions -  Master Servicer and Administrator

Wells Fargo - Indenture Trustee

Wells Fargo Bank, National Association - Eligible Lender Trustee

Navient Funding - Excess Distribution Certificateholder

Page 1 of 9	Trust 2015-2 Monthly Servicing Report: Collection Period 11/01/2018 - 11/30/2018, Distribution Date 12/26/2018

I.	Deal Parameters

A	Student Loan Portfolio Characteristics	04/23/2015	10/31/2018	11/30/2018
	Principal Balance	$956,903,546.95	$568,400,695.43	$562,189,399.14
	Interest to be Capitalized Balance	10,666,273.62	4,506,727.74	4,676,242.02
	Pool Balance	$967,569,820.57	$572,907,423.17	$566,865,641.16
	Specified Reserve Account Balance	5,000,196.00	1,432,268.56	1,417,164.10
	Adjusted Pool (1)	$972,570,016.57	$574,339,691.73	$568,282,805.26
	Weighted Average Coupon (WAC)	5.50%	6.10%	6.10%
	Number of Loans	225,496	129,066	127,231
	Aggregate Outstanding Principal Balance - Tbill		$12,025,280.66	$11,947,578.77
	Aggregate Outstanding Principal Balance - LIBOR		$560,882,142.51	$554,918,062.39
	Pool Factor		0.572884978	0.566843433
	Since Issued Constant Prepayment Rate		4.56%	4.41%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	11/26/2018	12/26/2018
	A2	63939GAB4	$65,596,294.81	$59,599,977.21
	A3	63939GAC2	$475,500,000.00	$475,500,000.00
	B	63939GAD0	$27,500,000.00	$27,500,000.00

C	Account Balances	11/26/2018	12/26/2018
	Reserve Account Balance	$1,432,268.56	$1,417,164.10
	Capitalized Interest Account Balance	-	-
	Floor Income Rebate Account	$2,628,446.86	$790,740.64
	Supplemental Loan Purchase Account	-	-

D	Asset / Liability	11/26/2018	12/26/2018
	Adjusted Pool Balance + Supplemental Loan Purchase	$574,339,691.73	$568,282,805.26
	Total Notes	$568,596,294.81	$562,599,977.21
	Difference	$5,743,396.92	$5,682,828.05
	Parity Ratio	1.01010	1.01010

Page 2 of 9	Trust 2015-2 Monthly Servicing Report: Collection Period 11/01/2018 - 11/30/2018, Distribution Date 12/26/2018

II.	Trust Activity 11/01/2018 through 11/30/2018

A	Student Loan Principal Receipts
	Borrower Principal	3,211,842.41
	Guarantor Principal	2,348,286.93
	Consolidation Activity Principal	2,164,484.47
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	1,490.39
	Rejected Claim Repurchased Principal	6,589.19
	Other Principal Deposits	(1,423.05)
	Total Principal Receipts	$7,731,270.34
B	Student Loan Interest Receipts
	Borrower Interest	892,246.53
	Guarantor Interest	60,711.01
	Consolidation Activity Interest	58,668.07
	Special Allowance Payments	177,136.32
	Interest Subsidy Payments	585,398.41
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	87.52
	Rejected Claim Repurchased Interest	330.92
	Other Interest Deposits	31,926.14
	Total Interest Receipts	$1,806,504.92
C	Reserves in Excess of Requirement	$15,104.46
D	Investment Income	$21,750.74
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	$2,628,446.86
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	-
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	-
	Consolidation Loan Rebate Fees to Dept. of Education	-
	Floor Income Rebate Fees to Dept. of Education	$(2,728,527.07)
	Funds Allocated to the Floor Income Rebate Account	$(790,740.64)
M	AVAILABLE FUNDS	$8,683,809.61
N	Non-Cash Principal Activity During Collection Period	$(1,519,974.05)
O	Non-Reimbursable Losses During Collection Period	$51,773.93
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$6,920.11
Q	Aggregate Loan Substitutions	-

Page 3 of 9	Trust 2015-2 Monthly Servicing Report: Collection Period 11/01/2018 - 11/30/2018, Distribution Date 12/26/2018

III.	2015-2 Portfolio Characteristics

		11/30/2018				10/31/2018
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	IN SCHOOL	6.19%	325	$1,561,841.44	0.278%	6.19%	314	$1,495,946.58	0.263%
	GRACE	6.43%	77	$333,630.41	0.059%	6.45%	131	$560,929.90	0.099%
	DEFERMENT	5.93%	10,815	$46,275,968.08	8.231%	5.88%	10,949	$46,812,381.69	8.236%

REPAYMENT:	CURRENT	6.13%	87,479	$362,579,862.04	64.494%	6.13%	88,411	$363,263,184.48	63.910%
	31-60 DAYS DELINQUENT	5.95%	3,549	$17,032,760.28	3.030%	6.01%	3,800	$18,682,219.82	3.287%
	61-90 DAYS DELINQUENT	5.96%	1,820	$9,028,076.72	1.606%	6.14%	1,836	$10,123,099.96	1.781%
	91-120 DAYS DELINQUENT	6.09%	1,110	$6,046,351.14	1.076%	5.87%	1,137	$5,626,779.00	0.990%
	> 120 DAYS DELINQUENT	5.94%	4,588	$22,612,981.86	4.022%	6.02%	5,296	$26,896,556.11	4.732%

	FORBEARANCE	6.18%	16,638	$92,921,891.00	16.529%	6.19%	16,360	$91,195,839.43	16.044%
	CLAIMS IN PROCESS	6.08%	828	$3,786,961.29	0.674%	5.76%	828	$3,728,027.83	0.656%
	AGED CLAIMS REJECTED	4.23%	2	$9,074.88	0.002%	4.23%	4	$15,730.63	0.003%

TOTAL			127,231	$562,189,399.14	100.00%		129,066	$568,400,695.43	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2015-2 Monthly Servicing Report: Collection Period 11/01/2018 - 11/30/2018, Distribution Date 12/26/2018

IV.	2015-2 Portfolio Characteristics (cont'd)

	11/30/2018	10/31/2018
Pool Balance	$566,865,641.16	$572,907,423.17
Outstanding Borrower Accrued Interest	$13,931,377.93	$13,946,553.98
Borrower Accrued Interest to be Capitalized	$4,676,242.02	$4,506,727.74
Borrower Accrued Interest >30 Days Delinquent	$1,567,569.84	$1,735,705.20
Total # Loans	127,231	129,066
Total # Borrowers	47,763	48,467
Weighted Average Coupon	6.10%	6.10%
Weighted Average Remaining Term	128.89	128.43
Non-Reimbursable Losses	$51,773.93	$41,015.82
Cumulative Non-Reimbursable Losses	$2,731,842.86	$2,680,068.93
Since Issued Constant Prepayment Rate (CPR)	4.41%	4.56%
Loan Substitutions	-	-
Cumulative Loan Substitutions	-	-
Rejected Claim Repurchases	$6,920.11	$4,562.78
Cumulative Rejected Claim Repurchases	$242,115.88	$235,195.77
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Principal Shortfall	-	-
Note Interest Shortfall	-	-
Unpaid Interest Carryover	-	-
Non-Cash Principal Activity - Capitalized Interest	$1,597,475.26	$1,682,141.62
Borrower Interest Accrued	$2,600,208.16	$2,712,581.28
Interest Subsidy Payments Accrued	$185,071.60	$195,605.27
Special Allowance Payments Accrued	$91,874.44	$88,344.87

Page 5 of 9	Trust 2015-2 Monthly Servicing Report: Collection Period 11/01/2018 - 11/30/2018, Distribution Date 12/26/2018

V.	2015-2 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
	- GSL (1) - Subsidized	5.74%	69,322	223,104,192.75	39.685%
	- GSL - Unsubsidized	5.96%	54,070	278,889,735.55	49.608%
	- PLUS (2) Loans	8.10%	3,766	59,798,387.69	10.637%
	- SLS (3) Loans	5.77%	73	397,083.15	0.071%
	- Consolidation Loans	0.00%	0	-	0.000%
	Total	6.10%	127,231	$562,189,399.14	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
	- Four Year	6.15%	104,434	495,315,343.76	88.105%
	- Two Year	5.79%	19,498	57,390,359.38	10.208%
	- Technical	5.51%	3,234	9,308,197.27	1.656%
	- Other	4.90%	65	175,498.73	0.031%
	Total	6.10%	127,231	$562,189,399.14	100.000%

*Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2015-2 Monthly Servicing Report: Collection Period 11/01/2018 - 11/30/2018, Distribution Date 12/26/2018

VI.	2015-2 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$8,683,809.61
A	Trustee Fees	-	$8,683,809.61
B	Primary Servicing Fee	$171,799.50	$8,512,010.11
C	Administration Fee	$6,667.00	$8,505,343.11
D	Class A Noteholders' Interest Distribution Amount	$1,292,744.75	$7,212,598.36
E	Class B Noteholders' Interest Distribution Amount	$87,430.06	$7,125,168.30
F	Reserve Account Reinstatement	-	$7,125,168.30
G	Class A Noteholders' Principal Distribution Amount	$5,996,317.60	$1,128,850.70
H	Class B Noteholders' Principal Distribution Amount	-	$1,128,850.70
I	Unpaid Expenses of The Trustees	-	$1,128,850.70
J	Carryover Servicing Fee	-	$1,128,850.70
K	Remaining Amounts to the Noteholders after the first auction date	-	$1,128,850.70
L	Excess Distribution Certificateholder	$1,128,850.70	-

Waterfall Triggers
A	Student Loan Principal Outstanding	$562,189,399.14
B	Interest to be Capitalized	$4,676,242.02
C	Capitalized Interest Account Balance	-
D	Reserve Account Balance (after any reinstatement)	$1,417,164.10
E	Less: Specified Reserve Account Balance	$(1,417,164.10)
F	Total	$566,865,641.16
G	Class A Notes Outstanding (after application of available funds)	$535,099,977.21
H	Insolvency Event or Event of Default Under Indenture	N
I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 9	Trust 2015-2 Monthly Servicing Report: Collection Period 11/01/2018 - 11/30/2018, Distribution Date 12/26/2018

VII.	2015-2 Distributions

Distribution Amounts

	A2	A3	B
Cusip/Isin	63939GAB4	63939GAC2	63939GAD0
Beginning Balance	$65,596,294.81	$475,500,000.00	$27,500,000.00
Index	LIBOR	LIBOR	LIBOR
Spread/Fixed Rate	0.42%	0.57%	1.50%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	11/26/2018	11/26/2018	11/26/2018
Accrual Period End	12/26/2018	12/26/2018	12/26/2018
Daycount Fraction	0.08333333	0.08333333	0.08333333
Interest Rate*	2.73513%	2.88513%	3.81513%
Accrued Interest Factor	0.002279275	0.002404275	0.003179275
Current Interest Due	$149,511.99	$1,143,232.76	$87,430.06
Interest Shortfall from Prior Period Plus Accrued Interest	-	-	-
Total Interest Due	$149,511.99	$1,143,232.76	$87,430.06
Interest Paid	$149,511.99	$1,143,232.76	$87,430.06
Interest Shortfall	-	-	-
Principal Paid	$5,996,317.60	-	-
Ending Principal Balance	$59,599,977.21	$475,500,000.00	$27,500,000.00
Paydown Factor	0.038193106	0.000000000	0.000000000
Ending Balance Factor	0.379617689	1.000000000	1.000000000

* Pay rates for Current Distribution.  For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/abrate.txt.

Page 8 of 9	Trust 2015-2 Monthly Servicing Report: Collection Period 11/01/2018 - 11/30/2018, Distribution Date 12/26/2018

VIII.	2015-2 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$568,596,294.81
	Adjusted Pool Balance	$568,282,805.26
	Overcollateralization Amount	$5,682,828.05
	Principal Distribution Amount	$5,996,317.60
	Principal Distribution Amount Paid	$5,996,317.60

B	Reserve Account Reconciliation
	Beginning Period Balance	$1,432,268.56
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$1,432,268.56
	Required Reserve Acct Balance	$1,417,164.10
	Release to Collection Account	$15,104.46
	Ending Reserve Account Balance	$1,417,164.10

C	Floor Income Rebate Account
	Beginning Period Balance	$2,628,446.86
	Deposits for the Period	$790,740.64
	Release to Collection Account	$(2,628,446.86)
	Ending Balance	$790,740.64

D	Supplemental Purchase Account
	Beginning Period Balance	-
	Supplemental Loan Purchases	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 9	Trust 2015-2 Monthly Servicing Report: Collection Period 11/01/2018 - 11/30/2018, Distribution Date 12/26/2018